Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2011
Common stock par value (in Dollars per share)	$ 1	$ 1	$ 1
Common stock, shares authorized	4,000,000	4,000,000	4,000,000	173,305
Common stock, shares issued	1,723,888	1,723,888	1,723,888
Common stock, shares outstanding	1,482,680	1,482,680	1,482,680
Less cost of shares of common stock held in treasury, shares	241,208	241,208	241,208